Prepaid Expenses and Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid voyage and operating costs	$ 5,086	$ 4,616
Claims receivable	6,397	4,136
Prepaid other taxes	1,084	2,604
Other	4,527	3,625
Total prepaid expenses and other current assets	$ 17,094	$ 14,981